Consolidated Statements of Shareholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Consolidated Statements of Shareholders' Equity
Cash Dividends (in dollars per share)	$ 0.52	$ 0.43	$ 0.4
Preferred stock, Rate (as a percent)			5.00%
Redemption of Series A Preferred Shares			216,000
Purchase of treasury stock (in shares)	787,387		95,466